Statutory Reserves and Restricted Net Assets - Statement of Income And Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative	¥ (138,392)	$ (18,960)	¥ (142,852)	¥ (206,254)
Loss from operations	(187,072)	(25,629)	(328,597)	(620,832)
Interest and investment income	6,494	890	4,613	5,682
Interest expense	(10,699)	(1,466)	(4,650)	(497)
Impairment of available-for-sale debt securities	(14,464)	(1,981)	(13,144)
Change in fair value of derivative liabilities	34,378	4,710	102,419	(32,190)
Loss before income tax expense	(92,053)	(12,611)	(239,709)	(645,686)
Net loss attributable to YXT.COM Group Holding Limited	(91,753)	(12,570)	(220,455)	(614,775)
Net accretion on convertible redeemable preferred shares to redemption value	(290,543)		(9,452)	(396,716)
Deemed contribution to ordinary shareholders due to modifications and extinguishment	672,170	92,087
Deemed dividend to preferred shareholders due to modifications	(5,940)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited	283,934	$ 38,899	(229,907)	(1,011,491)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative	(15,730)		(27,856)	(9,050)
Equity in loss of the Group's entities	(106,358)		(295,718)	(575,930)
Loss from operations	(122,088)		(323,574)	(584,980)
Interest and investment income	408		756	2,454
Interest expense	(23)		(56)	(59)
Impairment of available-for-sale debt securities	(4,428)
Change in fair value of derivative liabilities	34,378		102,419	(32,190)
Loss before income tax expense	(91,753)		(220,455)	(614,775)
Net loss attributable to YXT.COM Group Holding Limited	(91,753)		(220,455)	(614,775)
Net accretion on convertible redeemable preferred shares to redemption value	(290,543)		(9,452)	(396,716)
Deemed contribution to ordinary shareholders due to modifications and extinguishment	672,170
Deemed dividend to preferred shareholders due to modifications	(5,940)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited	¥ 283,934		¥ (229,907)	¥ (1,011,491)